Impairment Charges (Tables)	12 Months Ended
Feb. 01, 2014
Impairment Charges

Impairment charges during these periods related to the following:

	(in thousands)
	Fiscal Year Ended
Asset Categories	February 1, 2014	February 2, 2013	January 28, 2012
Favorable Leases	$—	$6,275	$165
Leasehold Improvements	1,575	1,885	652
Building/Building Improvements	81	1,814	—
Furniture and Fixtures	970	950	457
Land	4	558	—
Other Assets	465	—	410
Other Property and Equipment	85	57	51

Total	$3,180	$11,539	$1,735

Asset Impairments
Fair Value of Remaining Long-lived Assets

Of the remaining four stores that were partially impaired during Fiscal 2013, the table below sets forth by level within the fair value hierarchy their fair value subsequent to impairment charges as of February 1, 2014:

	(in thousands)
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un- Observable Inputs (Level 3)	Total	Total Impairment Losses
Leasehold Improvements	$—	$—	$1,803	$1,803	$1,575
Building/Building Improvements	—	1,517	—	1,517	81
Furniture and Fixtures	—	15	1,361	1,376	970
Land	—	713	—	713	4
Other Assets	—	—	1,471	1,471	465
Other Property and Equipment	—	5	178	183	85

Total	$—	$2,250	$4,813	$7,063	$3,180